INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET
Less: accumulated amortization	¥ (308,292)		¥ (209,136)
Intangible assets, net	445,866		461,955		$ 63,758
Amortization of intangible assets	¥ 122,000	$ 17,469	87,258	¥ 121,742
Estimated amortization expense (in years)	5 years	5 years
Estimated amortization expense	¥ 117,000
Intangible assets net book value	2,000		245,000	14,000
Loss on disposal of intangible assets	2,064	$ 295	6,217	¥ 13,900
Computer software
INTANGIBLE ASSETS, NET
Intangible assets, gross	468,149		410,984
Intellectual properties
INTANGIBLE ASSETS, NET
Intangible assets, gross	282,241		258,495
Others
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 3,768		¥ 1,612